HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.11 Schedule 3

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	1024557	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved- - Due Diligence Vendor-REDACTED DATE
Ready for Review-Look at operating agreement page 6-7 for REDACTED.  Section 1.43 (D) indicates REDACTED is allowed to sign on behalf of the company for refi transactions and therefore the REDACTED is not required to sign  - Seller-REDACTED DATE
Open-Property is closing / titled in the name of REDACTED. The operating agreement for REDACTED is signed by and indicates the member/manager as REDACTED (Article III, members, ownership, etc.) and refers to 'schedule A'. Schedule A indicates the membership interest asREDACTED. REDACTED includes a second manager/member titled 'REDACTED' who appears to be a joint and equal member/manager. Lender guidelines require all entity owners must apply as a borrower and complete a 1003 as an individual applicant (page 41/120), at a minimum, each entity owner must receive notice of the loan and its terms prior to closing. Borrower signed LLC certification page 126/130 as the sole member of REDACTED. Operating agreement REDACTED page 450, Schedule A Membership Interests page 458, Articles page 465, Operating Agreement for REDACTED page 468. - Due Diligence Vendor-REDACTED DATE	Ready for Review-Look at operating agreement page 6-7 for REDACTED. Section 1.43 (D) indicates REDACTED is allowed to sign on behalf of the company for refi transactions and therefore the REDACTED is not required to sign - Seller-REDACTED DATE
																												ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED		1024553	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA